SunAmerica Asset Management Corp.
The SunAmerica Center
733 Third Avenue
New York, NY 10017
212.551.5969
800.858.8850
                                   [Logo]

                              September 27, 2001

EDGAR Postmaster, BDM: Postmaster

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

                    Re:  Seasons Series Trust (the "Fund")
                         File Nos. 333-08653 and 811-07725

Gentlemen:


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced fund, dated September 24, 2001, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on September 24, 2001.

     Please provide a Notice of Acceptance for receipt of this filing.


                              Very truly yours,
                              SunAmerica Asset Management Corp.


                              /s/ M. Rosalie Buenaventura
                              M. Rosalie Buenaventura
                              Associate Counsel